Leases - Financial statement impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
Depreciation charge for the right-of-use assets	£ 3,567	£ 1,747	£ 848
Expenses relating to short-term leases	286	409
Onerous lease expense	807	0	0
Interest expense on lease liabilities	£ 1,028	£ 299	£ 149